CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 937,355	$ 66,988	$ 7,948,436
Prepaid expenses and other current assets	131,451	260,694	258,046
Total current assets	1,068,806	327,682	8,206,482
Property and equipment, net	19,542	23,103	30,730
Security deposit	10,455	10,455	10,455
Total assets	1,098,803	361,240	8,247,667
Current liabilities
Accounts payable	709,401	1,010,215	742,448
Accrued expenses and other current liabilities	1,068,852	1,124,690	1,410,293
Convertible notes, net of financing costs of $10,091 at December 31, 2015	0	2,089,909	0
Capital lease obligation- short term	4,149	3,853	3,322
Deferred rent	2,084	1,910	1,048
Total current liabilities	1,784,486	4,230,577	2,157,111
Capital lease obligation- long term	1,919	4,070	7,923
Derivative liabilities	4,530,911	4,750,687	6,671,524
Total liabilities	6,317,316	8,985,334	8,836,558
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ DEFICIT
Preferred stock, $0.0001 par value, 35,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock value	7,584	5,469	5,469
Additional paid-in capital	93,920,291	84,665,390	81,192,630
Accumulated deficit	(99,146,388)	(93,294,953)	(81,786,990)
Total stockholders’ deficit	(5,218,513)	(8,624,094)	(588,891)
Total liabilities and stockholders’ deficit	$ 1,098,803	$ 361,240	$ 8,247,667